Note 10 - Income Taxes (Tables)	12 Months Ended
Mar. 31, 2023
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Year Ended March 31,
	2023	2022
Federal
Current	$2,135	$3,881
Deferred	3,425	(478)
	5,560	3,403
State
Current	1,384	945
Deferred	(99)	(83)
	1,285	862
Total	$6,845	$4,265

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended March 31,
	2023	2022
Income tax expense at U.S. federal statutory rate	21.0%	21.0%
Current year state and local income taxes net of federal income tax benefit	3.5	3.7
Other	(0.3)	(1.4)
Provision for income taxes	24.2%	23.3%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	March 31,
	2023	2022
Deferred tax liabilities:
Depreciation	$(5,786)	$(1,788)
Total deferred tax liabilities	(5,786)	(1,788)
Deferred tax assets:
Unrealized derivative loss - OCI	106	3,271
Inventory capitalization	548	98
Postretirement benefits other than pensions	25	29
Restricted stock compensation	91	69
Unrealized loss - mark to market derivatives	526	388
Other	133	66
Total deferred tax assets	1,429	3,921
Net deferred tax asset (liability)	$(4,357)	$2,133